GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Beginning balance	$ 20,734	$ 20,736
Exchange differences	(123)	1,001
Impairment of goodwill	(20,611)	(1,003)
Ending balance		20,734	20,736
Flying Dragon and Excel Lead [Member]
Goodwill [Line Items]
Impairment of goodwill	(8,131)
Easy Shop And AM Outdoor [Member]
Goodwill [Line Items]
Impairment of goodwill	(7,753)
Dongding [Member]
Goodwill [Line Items]
Impairment of goodwill		(1,003)
Youtong [Member]
Goodwill [Line Items]
Impairment of goodwill	$ (4,727)